                                                                               .
                                                                               .
                                                                               .

                      Prospectus and Statement of Additional Information Supplement dated May 1, 2010*
                                     --------------------------------------------------------------------------------------

                                                                                            STATEMENT OF ADDITIONAL
                                                                                              INFORMATION FORM #
                                                   PROSPECTUS FORM #
                                     --------------------------------------------------------------------------------------
  PRODUCT NAME                         NATIONAL              NEW YORK              NATIONAL              NEW YORK
---------------------------------------------------------------------------------------------------------------------------
  RIVERSOURCE RETIREMENT ADVISOR       S-6467 P (4/10)       S-6471 M (4/10)       S-6325 H (4/10)       S-6343 H (4/10)
  VARIABLE ANNUITY(R)
---------------------------------------------------------------------------------------------------------------------------

  RIVERSOURCE RETIREMENT ADVISOR       S-6406 N (4/10)       S-6410 K (4/10)       S-6325 H (4/10)       S-6343 H (4/10)
  ADVANTAGE(R) VARIABLE
  ANNUITY/RIVERSOURCE RETIREMENT
  ADVISOR SELECT(R) VARIABLE
  ANNUITY
---------------------------------------------------------------------------------------------------------------------------

  RIVERSOURCE RETIREMENT ADVISOR       S-6273 N (4/10)       S-6362 K (4/10)       S-6325 H (4/10)       S-6343 H (4/10)
  ADVANTAGE(R) PLUS VARIABLE
  ANNUITY/RIVERSOURCE RETIREMENT
  ADVISOR SELECT(R) PLUS VARIABLE
  ANNUITY
---------------------------------------------------------------------------------------------------------------------------

  RIVERSOURCE RETIREMENT ADVISOR 4     S-6503 H (4/10)       S-6504 H (4/10)       S-6325 H (4/10)       S-6343 H (4/10)
  ADVANTAGE(R) VARIABLE
  ANNUITY/RIVERSOURCE RETIREMENT
  ADVISOR 4 SELECT(R) VARIABLE
  ANNUITY/RIVERSOURCE RETIREMENT
  ADVISOR 4 ACCESS(R) VARIABLE
  ANNUITY
---------------------------------------------------------------------------------------------------------------------------

  RIVERSOURCE(R) ACCESSCHOICE          273416 L (4/10)                             S-6318 J (4/10)
  SELECT VARIABLE ANNUITY
---------------------------------------------------------------------------------------------------------------------------

  RIVERSOURCE(R) BUILDER SELECT        45303 L (4/10)                              S-6318 J (4/10)
  VARIABLE ANNUITY
---------------------------------------------------------------------------------------------------------------------------

  RIVERSOURCE(R) ENDEAVOR SELECT       273417 L (4/10)       273480 M (4/10)       S-6318 J (4/10)       S-6314 H (4/10)
  VARIABLE ANNUITY
---------------------------------------------------------------------------------------------------------------------------

  RIVERSOURCE(R) FLEXCHOICE SELECT     45307 L (4/10)        274320 F (4/10)       S-6318 J (4/10)       S-6314 H (4/10)
  VARIABLE ANNUITY
---------------------------------------------------------------------------------------------------------------------------

  RIVERSOURCE(R) INNOVATIONS           45312 K (4/10)                              S-6318 J (4/10)
  CLASSIC SELECT VARIABLE ANNUITY
---------------------------------------------------------------------------------------------------------------------------

  RIVERSOURCE(R) INNOVATIONS SELECT    45304 L (4/10)        45313 P (4/10)        S-6318 J (4/10)       S-6314 H (4/10)
  VARIABLE ANNUITY
---------------------------------------------------------------------------------------------------------------------------

  RIVERSOURCE(R) SIGNATURE ONE         45301 L (4/10)                              S-6318 J (4/10)
  SELECT VARIABLE ANNUITY
---------------------------------------------------------------------------------------------------------------------------

  RIVERSOURCE(R) SIGNATURE SELECT      45300 L (4/10)                              S-6318 J (4/10)
  VARIABLE ANNUITY
---------------------------------------------------------------------------------------------------------------------------

  EVERGREEN NEW SOLUTIONS SELECT       45308 K (4/10)                              S-6318 J (4/10)
  VARIABLE ANNUITY
---------------------------------------------------------------------------------------------------------------------------

  EVERGREEN PATHWAYS(SM) Select        45309 K (4/10)                              S-6318 J (4/10)
  Variable Annuity
---------------------------------------------------------------------------------------------------------------------------

  WELLS FARGO ADVANTAGE CHOICE(SM)     45305 K (4/10)                              S-6318 J (4/10)
  Select Variable Annuity
---------------------------------------------------------------------------------------------------------------------------

  WELLS FARGO ADVANTAGE(R)  SELECT     45302 K (4/10)                              S-6318 J (4/10)
  VARIABLE ANNUITY
---------------------------------------------------------------------------------------------------------------------------

  RIVERSOURCE(R) VARIABLE              S-6154 AC (4/10)                            S-6323 H (4/10)
  RETIREMENT AND COMBINATION
  VARIABLE RETIREMENT ANNUITIES
---------------------------------------------------------------------------------------------------------------------------

  RIVERSOURCE(R) EMPLOYEE BENEFIT      S-6157 AC (4/10)                            S-6323 H (4/10)
  ANNUITY
---------------------------------------------------------------------------------------------------------------------------

  RIVERSOURCE(R) FLEXIBLE ANNUITY      S-6155 AD (4/10)      S-6175 AC (4/10)      S-6323 H (4/10)       S-6336 H (4/10)
---------------------------------------------------------------------------------------------------------------------------

  RIVERSOURCE(R) FLEXIBLE PORTFOLIO    S-6161 V (4/10)       S-6163 T (4/10)       S-6325 H (4/10)       S-6343 H (4/10)
  ANNUITY
---------------------------------------------------------------------------------------------------------------------------



THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------
S-6503-22A (5/10)

* Valid until next prospectus update.

                      Prospectus and Statement of Additional Information Supplement dated May 1, 2010*
                                     --------------------------------------------------------------------------------------

                                                                                            STATEMENT OF ADDITIONAL
                                                                                              INFORMATION FORM #
                                                   PROSPECTUS FORM #
                                     --------------------------------------------------------------------------------------
  PRODUCT NAME                         NATIONAL              NEW YORK              NATIONAL              NEW YORK
---------------------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) GROUP VARIABLE        S-6156 X (4/10)                             S-6323 H (4/10)
  ANNUITY CONTRACT
---------------------------------------------------------------------------------------------------------------------------

  RIVERSOURCE(R) GUARANTEED TERM       S-6401 Z (4/10)
  ANNUITY
---------------------------------------------------------------------------------------------------------------------------

  RIVERSOURCE(R) NEW SOLUTIONS         240355 P (4/10)                             S-6318 J (4/10)
  VARIABLE ANNUITY
---------------------------------------------------------------------------------------------------------------------------

  RIVERSOURCE(R) INNOVATIONS           45273 P (4/10)                              S-6318 J (4/10)
  VARIABLE ANNUITY
---------------------------------------------------------------------------------------------------------------------------

  EVERGREEN ESSENTIAL(SM) Variable     45276 P (4/10)                              S-6318 J (4/10)
  Annuity
---------------------------------------------------------------------------------------------------------------------------

  EVERGREEN NEW SOLUTIONS VARIABLE     45272 P (4/10)                              S-6318 J (4/10)
  ANNUITY
---------------------------------------------------------------------------------------------------------------------------

  RIVERSOURCE(R) INNOVATIONS           45281 N (4/10)                              S-6318 J (4/10)
  CLASSIC VARIABLE ANNUITY
---------------------------------------------------------------------------------------------------------------------------

  RIVERSOURCE(R) FLEXCHOICE            45271 M (4/10)                              S-6318 J (4/10)
  VARIABLE ANNUITY
---------------------------------------------------------------------------------------------------------------------------

  EVERGREEN PRIVILEGE(SM) Variable     45277 L (4/10)                              S-6318 J (4/10)
  Annuity
---------------------------------------------------------------------------------------------------------------------------

  EVERGREEN PATHWAYS(SM) Variable      45275 L (4/10)                              S-6318 J (4/10)
  Annuity
---------------------------------------------------------------------------------------------------------------------------

  WELLS FARGO ADVANTAGE CHOICE(SM)     45270 L (4/10)                              S-6318 J (4/10)
  Variable Annuity
---------------------------------------------------------------------------------------------------------------------------

  RIVERSOURCE(R) SIGNATURE VARIABLE    43444 R (4/10)                              S-6318 J (4/10)
  ANNUITY
---------------------------------------------------------------------------------------------------------------------------

  RIVERSOURCE(R) SIGNATURE ONE         240192 T (4/10)                             S-6318 J (4/10)
  VARIABLE ANNUITY
---------------------------------------------------------------------------------------------------------------------------

  WELLS FARGO ADVANTAGE(R) VARIABLE    44223 R (4/10)                              S-6318 J (4/10)
  ANNUITY
---------------------------------------------------------------------------------------------------------------------------
  WELLS FARGO ADVANTAGE BUILDER(R)     44224 R (4/10)                              S-6318 J (4/10)
  VARIABLE ANNUITY
---------------------------------------------------------------------------------------------------------------------------

  RIVERSOURCE(R) PINNACLE VARIABLE     44179 R (4/10)                              S-6318 J (4/10)
  ANNUITY
---------------------------------------------------------------------------------------------------------------------------

  RIVERSOURCE(R) GALAXY PREMIER        45211 P (4/10)                              S-6318 J (4/10)
  VARIABLE ANNUITY
---------------------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) VARIABLE UNIVERSAL    S-6418 M (4/10)       S-6419 N (4/10)       S-6333 H (4/10)       S-6337 H (4/10)
  LIFE IV/
  RIVERSOURCE(R)  VARIABLE
  UNIVERSAL LIFE IV-ESTATE SERIES
---------------------------------------------------------------------------------------------------------------------------

  RIVERSOURCE(R) VARIABLE UNIVERSAL    S-6194 AL (4/10)      S-6171 AM (4/10)      S-6333 H (4/10)       S-6337 H (4/10)
  LIFE INSURANCE
---------------------------------------------------------------------------------------------------------------------------

  RIVERSOURCE(R) VARIABLE UNIVERSAL    S-6189 AC (4/10)                            S-6333 H (4/10)
  LIFE III
---------------------------------------------------------------------------------------------------------------------------

  RIVERSOURCE SUCCESSION SELECT(R)     S-6202 N (4/10)       S-6203 M (4/10)       S-6333 H (4/10)       S-6337 H (4/10)
  VARIABLE LIFE INSURANCE
---------------------------------------------------------------------------------------------------------------------------


This supplement describes proposed changes to certain investment options offered under certain variable life insurance policies and variable annuity contracts (the "Contracts"). Please retain this supplement with your Prospectus or Statement of Additional Information for future reference.

Effective May 1, 2010, RiverSource Investments, LLC will change its name to Columbia Management Investment Advisers, LLC.

--------------------------------------------------------------------------------
S-6503-22A (5/10)

* Valid until next prospectus update.